UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-04694

The American Funds Tax-Exempt Series II
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[Logo - American Funds®]

The right choice for the long term®

The Tax-Exempt Fund of California

[photo - little girl touching a starfish at tidepool]

Semi-annual report for the six months ended February 28, 2006

The Tax-Exempt Fund of California® seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2006 (the most recent calendar quarter):

	1 year	5 years	10 years
Class A shares
Reflecting 3.75% maximum sales charge	+0.37%	+4.02%	+5.09%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

The fund’s 30-day yield for Class A shares as of March 31, 2006, calculated in accordance with the Securities and Exchange Commission formula, was 3.49%, which reflects a fee waiver (3.46% without the fee waiver). (For investors in the 44.3% tax bracket, this is equivalent to a taxable yield of 6.27%, which reflects the fee waiver — 6.21% without the fee waiver.) The fund’s distribution rate for Class A shares as of that date was 3.81% (3.78% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 4. Please see the inside back cover for important information about other share classes.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

[close-up photo of a child's hands holding a starfish]

Fellow shareholders:

The Tax-Exempt Fund of California produced a total return of 1.2% for the six months ended February 28, 2006. This return outpaced the peer group measure, the Lipper California Municipal Debt Funds Average, which posted a 1.0% return. The unmanaged Lehman Brothers Municipal Bond Index, which measures the national investment-grade tax-exempt market (but does not include expenses), recorded a gain of 1.0%.

During this period, shareholders earned dividends totaling 33 cents a share. Those who reinvested the dividends realized an income return of 1.96% (3.92% annualized), equivalent to a taxable income return of 3.52% (7.04% annualized) for investors in the 44.3% combined federal and California tax bracket. Shareholders who took dividends in cash received an income return of 1.94%.

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Investment highlights
through February 28, 2006

6-month total return (at net asset value)	+1.16%
(income plus capital changes, with dividends reinvested)

12-month total return (at net asset value)	+4.26%
(income plus capital changes, with dividends reinvested)

Tax-free distribution rate*	3.85%/3.82%
(income return only, reflecting 3.75% maximum sales charge)

Taxable equivalent distribution rate*	6.91%/6.86%
(assuming a 44.3% maximum combined state and federal tax rate)

SEC 30-day yield*	3.48%/3.45%
(reflecting 3.75% maximum sales charge)

Taxable equivalent SEC yield*	6.25%/6.19%
(assuming a 44.3% maximum combined state and federal tax rate)

*Two distribution rates and SEC yields are shown. The first number takes into account fees waived by the investment adviser. The second number is what the rate/yield would have been had these waivers not been in effect. Please see the Financial Highlights table on page 20 for details.
Distribution rates and yields are annualized.
For current yield information, please call toll-free: 800/421-0180.

Market review

A number of factors contributed to the California municipal bond market’s results during the fund’s fiscal period. Chief among them was the continuing rise in short-term interest rates, a trend that may continue in the remainder of the fund’s fiscal year. From June 2004 to the close of the fund’s fiscal period, there were 14 increases in the federal funds rate (the overnight lending rate among banks), bringing it to 4.50%. The Federal Reserve increased the rate another quarter percentage point on March 28.

Until recently, the Fed’s rate increases have had the greatest adverse impact on bonds with maturities less than 10 years. This has not been the case historically, as long-term bonds have typically lost more of their value during rising rate periods than have short-term bonds. This time, returns of long-term municipal bonds for the six-month period exceeded those of intermediate- and short-term bonds, as measured by the Lehman Brothers Municipal Bond Index, contrary to expectations.

While the fund’s portfolio counselors remain optimistic on the long-term prospects for California municipal debt, they continue to monitor near-term trends, including the steady rise in interest rates. Governor Schwarzenegger’s “Strategic Growth Plan for California’s Future,” outlined in his January State of the State speech, may also have a big impact. The plan calls for $70 billion in new bonds to be issued over the next 10 years as part of a $200+ billion total investment to relieve traffic congestion, improve air quality, enhance education, build new courts and prisons, and expand the water supply. The proposal was conceived against a backdrop of continued budget uncertainty and is currently a subject of debate in the legislature.

The fund’s response

For some time, the portfolio counselors of The Tax-Exempt Fund of California have implemented a conservative investment strategy aimed at preserving shareholder principal during adverse market conditions. In the current environment, the portfolio counselors continue to maintain a shorter duration than the Lipper California Municipal Debt Funds Average. While this strategy may restrain the fund’s return over the short term, we consider it to be the prudent course of action with interest rates still rising.

In addition, we continue to maintain the rigorous research that goes into our investment process. Each bond selected for the fund’s portfolio is carefully evaluated for its long-term return potential and monitored regularly for its contributions to income and principal preservation.

We believe that this conscientious strategy best serves the long-term income objectives of our shareholders and meets their interest in limiting downside volatility. Our experience has taught us that minimizing losses in difficult markets can be even more important to long-term success than achieving big gains when markets are strong.

It is also an approach that has proved attractive to investors. We welcomed more than 1,500 new shareholders to the fund during the past six months. We look forward to reporting to you again at the end of the fiscal year.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Abner D. Goldstine
Abner D. Goldstine
President

April 11, 2006

For current information about the fund, visit americanfunds.com.

Other share class results
unaudited

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Class B, Class C and Class F
Average annual total returns for periods ended March 31, 2006
(the most recent calendar quarter):
	1 year	5 years	Life of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only if
shares are sold within six years of purchase	-1.51%	+3.70%	+5.05%
Not reflecting CDSC	+3.49%	+4.04%	+5.05%

Class C shares— first sold 3/19/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+2.41%	+3.89%	+3.83%
Not reflecting CDSC	+3.41%	+3.89%	+3.83%

Class F shares* — first sold 3/20/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+4.17%	+4.65%	+4.58%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

*These shares are sold without any initial or contingent deferred sales charge.

Summary investment portfolio, February 28, 2006
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

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PORTFOLIO QUALITY RATINGS(*)

Aaa/AAA	37.5%
Aa/AA	10.8
A/A	13.7
Baa/BBB	18.3
Bb/BB or less	14.9
Short-term securities & other assets less liabilities	4.8

(*) Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's research analysts.
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	Principal amount	Market value	Percent of net
Bonds & notes - 95.20%	(000)	(000)	assets

California - 91.18%
State issuers - 33.34%
Econ. Recovery Bonds:
Series 2004-A, 5.25% 2012	$5,000	$5,465
Series 2004-A, 5.00% 2015	5,000	5,427
5.00% - 5.25% 2013 - 2023	4,975	5,350	1.40%
Educational Facs. Auth:
Current Interest Rev. Bonds (Pomona College), Series 2005-A, 5.00% 2045	5,000	5,249.45
Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2036	5,000	5,039.43
Rev. Bonds (University of Southern California), Series 2005, 4.75% 2028	5,000	5,157.45
G.O. Ref. Bonds 5.00% 2016	7,000	7,586
G.O. Bonds 5.00% - 5.25% 2013 - 2023	10,500	11,260
Various Purpose G.O. Bonds:
RADIAN insured, 5.25% 2019	5,020	5,477
5.25% 2014	2,350	2,558	2.32
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,644.57
Golden State Tobacco Securitization Corp.:
Enhanced Tobacco Settlement Asset-backed Bonds:
Series 2003-B, AMBAC insured, 5.00% 2038 (preref. 2013)	10,000	10,779
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	7,000	7,766
5.00% 2011 - 2043	3,500	3,762	1.92
Series 2005-A, AMBAC insured, 5.00% 2014	6,500	7,077
Series 2005-A, FGIC insured, 5.00% 2035	10,000	10,471
5.00% 2012	1,500	1,611
Tobacco Settlement Asset-backed Bonds:
Series 2003-A-1, 6.25% 2033	12,165	13,324
6.75% 2039	3,000	3,383	3.09
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center):
Series 2005, 5.00% 2027	7,050	7,271
5.00% 2015 - 2021	4,300	4,547	1.02
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2016	5,000	5,384.46
Pollution Control Fncg. Auth.:
Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT, MBIA insured, 5.35% 2016	8,000	8,579.74
Solid Waste Disposal Rev. Bonds, AMT:
Browning-Ferris Industries of California, Inc. Project, BFI Corp. Guarantee, Series 1996-A, 5.80% 2016	5,000	4,966.43
Waste Management, Inc. Project, Series 2005-C, 5.125% 2023	7,000	7,241
Waste Management, Inc. Project, 4.70% - 5.125% 2025 - 2031	6,000	6,167
Solid Waste Disposal Rev. Ref. Bonds:
(USA Waste Services, Inc. Project), 5.00% 2018	1,200	1,225
Statewide Communities Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), AMT, 2.90% 2011	2,000	1,976	1.43
Public Works Board:
Lease Rev. Ref. Bonds, Dept. of Corrections and Rehabilitation, Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II):
Series 2005-J, 5.00% 2021	7,475	7,937
5.00% 2017	1,470	1,579
Lease Rev. Bonds, Dept. of Corrections, State Prison:
Imperial County, 6.50% 2017	1,000	1,162
Kern County at Delano II, 5.50% 2013 - 2022	2,000	2,205	1.11
Statewide Communities Dev. Auth.:
Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP):
Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	5,300	5,393
Series 1998-A-3, 5.10% 2025 (put 2010)	6,000	6,197
5.25% 2025	1,500	1,550	1.13
Certs. of Part. (Internext Group), 5.375% 2017	6,375	6,533.56
Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center), Series 1992, 6.50% 2012	4,990	5,397.47
Rev. Bonds (Daughters of Charity Health System):
Series 2005-H, 5.25% 2025	5,400	5,662
5.00% - 5.25% 2012 - 2039	6,500	6,784	1.08
Dept. of Water Resources, Power Supply Rev. Bonds, 5.50% - 6.00% 2011 - 2015	7,000	7,846.68
Other securities		157,664	13.60
		386,650	33.34

City and county issuers - 57.84%
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.), Series 2001-A, 5.50% 2009	7,100	7,476.65
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2025	5,500	5,657.49
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Bonds, Series 2001, 5.25% 2016	7,000	7,543.65
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030 (preref. 2009)	5,250	5,803.50
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los Angeles County), Series 2005, FGIC insured, 5.25% 2018	4,435	5,008.43
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	5,960	6,186.53
City of Long Beach, AMT:
Harbor Rev. Ref. Bonds:
Series 2004-A, FGIC insured, 5.00% 2014	5,930	6,350
5.00% 2011 - 2015	4,800	5,109
Harbor Rev. Bonds, 5.00% - 5.75% 2009 - 2013	7,530	8,013	1.68
City of Los Angeles:
Harbor Dept., AMT,:
Rev. Bonds, Series 1996-B, 6.00% 2013	5,980	6,099
Rev. Ref. Bonds:
Series 2005-C1, MBIA insured, 5.00% 2017	5,710	6,118
5.00% 2021	2,010	2,186	1.24
Dept. of Water and Power, Power System Rev. Bonds, Series 2001-A, Subseries A-1, 5.25% 2015	7,500	8,047.69
Metropolitan Water Dist. of Southern California:
Water Rev. Ref. Bonds:
Series 2004-B, 5.00% 2015	6,500	7,075
5.00% - 5.375% 2013 - 2015	8,075	8,816	1.37
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.55% 2036	5,000	5,106.44
Community Facs., Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	4,950	4,981.43
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.), Series 2005, 5.85% 2035	5,000	5,157.45
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects), Series A, AMBAC insured, 5.50% 2016 (preref. 2011)	5,435	5,958.51
Tobacco Securitization Auth. of Northern California (Sacramento County), Tobacco Settlement Asset-backed Bonds, Series 2001-B, 5.00% 2028 (preref. 2011)	4,715	5,040.44
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	5,000	5,431.47
San Diego County:
Community College Dist., G.O. Bonds (Election of 2002), Series 2005, FSA insured, 5.00% 2020	5,000	5,387.47
Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2017 - 2034	11,660	11,988	1.03
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027	6,025	6,147.53
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027	5,500	5,601.48
City of Whittier, Health Fac. Rev. Bonds (Presbyterian Intercommunity Hospital), Series 2002, 5.75% 2031	5,000	5,329.46
Yorba Linda Public Fncg. Auth., Rev. Bonds (Black Gold Golf Course Project), Series 2000, 7.50% 2030 (preref. 2008)	5,500	6,062.52
Other securities		503,037	43.38
		670,710	57.84

Puerto Rico - 3.25%
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	5,000	5,438.47
Other securities		32,252	2.78
		37,690	3.25

Other U.S. territories - 0.77%
Other securities		8,932.77

Total bonds & notes (cost: $1,067,494,000)		1,103,982	95.20

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 3.88%	(000)	(000)	assets
Econ. Recovery Bonds 3.17% 2023 (1)	$1,990	$1,990.17
G.O. Bonds 2.95% - 3.15% 2034 - 2040 (1) (2)	6,875	6,875.59
Dept. of Water and Power of the City of Los Angeles, California Power System Rev. Bonds, 2.96% 2034 (1) (2)	3,655	3,655.32
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.):
Series 1997-B, AMT, 3.02% 2026 (1)	1,600	1,600
2.97% 2026 (1) (2)	7,600	7,600.79
Dept. of Water Resources:
Power Supply Rev. Demand Bonds, Series 2002-B-2, 3.03% 2022 (1)	2,400	2,400
Power Supply Rev. Bonds 2.97% - 3.18% 2020 - 2022 (1) (2)	5,150	5,150.65
Other securities		15,656	1.36
Total short-term securities (cost: $44,929,000)		44,926	3.88

Total investment securities (cost: $1,112,423,000)		1,148,908	99.08
Other assets less liabilities		10,705.92

Net assets		$1,159,613	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(2) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost $1,112,423)		$1,148,908
Cash		35
Receivables for:
Sales of investments	$3,001
Sales of fund's shares	7,780
Interest	15,778	26,559
		1,175,502
Liabilities:
Payables for:
Purchases of investments	11,928
Repurchases of fund's shares	1,834
Dividends on fund's shares	1,228
Investment advisory services	279
Services provided by affiliates	526
Deferred trustees' compensation	93
Other fees and expenses	1	15,889
Net assets at February 28, 2006		$1,159,613

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,122,419
Undistributed net investment income		785
Accumulated net realized loss		(76)
Net unrealized appreciation		36,485
Net assets at February 28, 2006		$1,159,613

Shares of beneficial interest issued and outstanding - unlimited shares authorized (69,283 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share (*	)

Class A	$936,066	55,926	$16.74
Class B	23,439	1,400	16.74
Class C	87,095	5,204	16.74
Class F	69,088	4,128	16.74
Class R-5	43,925	2,625	16.74
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.39.

See Notes to Financial Statements

Statement of operations
for the six months ended February 28, 2006
Investment income:		unaudited
Income:	(dollars in thousands)
Interest		$24,503

Fees and expenses:(*)
Investment advisory services	$1,849
Distribution services	1,675
Transfer agent services	77
Administrative services	73
Reports to shareholders	27
Registration statement and prospectus	42
Postage, stationery and supplies	9
Trustees' compensation	23
Auditing and legal	4
Custodian	3
Other	26
Total fees and expenses before waiver	3,808
Less waiver of fees and expenses:
Investment advisory services	185
Total fees and expenses after waiver		3,623
Net investment income		20,880

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(25)
Net unrealized depreciation on investments		(8,040)
Net realized loss and
unrealized depreciation on investments		(8,065)
Net increase in net assets resulting
from operations		$12,815

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended February 28,	August 31,
	2006*	2005
Operations:
Net investment income	$20,880	$33,133

Net realized (loss) gain on investments	(25)	290

Net unrealized (depreciation) appreciation on investments	(8,040)	12,166

Net increase in net assets resulting from operations	12,815	45,589

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(20,722)	(33,058)

Distributions from net realized gain on investments	(322)	(738)

Total dividends and distributions paid or accrued to shareholders	(21,044)	(33,796)

Capital share transactions	150,378	279,924

Total increase in net assets	142,149	291,717

Net assets:
Beginning of period	1,017,464	725,747
End of period (including undistributed
net investment income: $785 and $627,
respectively)	$1,159,613	$1,017,464

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
unaudited

1.	Organization and significant accounting policies

Organization - The American Funds Tax-Exempt Series II (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, The Tax-Exempt Fund of California (the “fund”). The fund seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class F	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation -Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations -Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders -Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of February 28, 2006, the cost of investment securities for federal income tax purposes was $1,111,613,000.

As of February 28, 2006, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income	$1,289
Accumulated short-term capital losses	<120>
Undistributed long-term capital gains	53
Gross unrealized appreciation on investment securities	39,001
Gross unrealized depreciation on investment securities	<1,706>
Net unrealized appreciation on investment securities	37,295

During the six months ended February 28, 2006, the fund realized, on a tax basis, a net capital loss of $16,000.

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended February 28, 2006			Year ended August 31, 2005
	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Share class
Class A	$17,219	$263	$17,482	$28,396	$628	$29,024
Class B	370	7	377	770	22	792
Class C	1,281	25	1,306	1,938	53	1,991
Class F	1,047	16	1,063	991	19	1,010
Class R-5	805	11	816	963	16	979
Total	$20,722	$322	$21,044	$33,058	$738	$33,796

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily assets and decreasing to 0.18% on such assets in excess of $1 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended February 28, 2006, total investment advisory services fees waived by CRMC were $185,000. As a result, the fee shown on the accompanying financial statements of $1,849,000, which was equivalent to an annualized rate of 0.346%, was reduced to $1,664,000, or 0.312% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2006, unreimbursed expenses subject to reimbursement totaled $626,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described on the previous page for the six months ended February 28, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$1,088	$74	Not applicable	Not applicable
Class B	115	3	Not applicable	Not applicable
Class C	406	Included in administrative services	$28	$2
Class F	66		19	3
Class R-5	Not applicable		20	1
Total	$1,675	$77	$67	$6

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $23,000, shown on the accompanying financial statements, includes $15,000 in current fees (either paid in cash or deferred) and a net increase of $8,000 in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2006
Class A	$150,972	9,057	$12,292	737	$(57,993)	(3,480)	$105,271	6,314
Class B	1,442	86	263	16	(1,544)	(93)	161	9
Class C	15,930	955	937	56	(6,859)	(411)	10,008	600
Class F	33,146	1,988	794	48	(6,594)	(395)	27,346	1,641
Class R-5	11,984	720	327	20	(4,719)	(284)	7,592	456
Total net increase
(decrease)	$213,474	12,806	$14,613	877	$(77,709)	(4,663)	$150,378	9,020

Year ended August 31, 2005
Class A	$271,146	16,190	$20,143	1,203	$(85,495)	(5,112)	$205,794	12,281
Class B	3,051	182	527	31	(3,784)	(226)	(206)	(13)
Class C	34,113	2,038	1,408	84	(8,045)	(481)	27,476	1,641
Class F	31,519	1,882	757	45	(7,002)	(419)	25,274	1,508
Class R-5	23,774	1,422	291	18	(2,479)	(148)	21,586	1,292
Total net increase
(decrease)	$363,603	21,714	$23,126	1,381	$(106,805)	(6,386)	$279,924	16,709

(*) Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $192,455,000 and $46,088,000, respectively, during the six months ended February 28, 2006.

Financial highlights(1)

			Income from investment operations(2)			Dividends and distributions

		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Distributions (from capital gains )	Total dividends and distributions	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions	)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers	(4)	Ratio of net income to average net assets
Class A:
Six months ended 2/28/2006	(5)	$16.88	$.33	$(.13)	$.20	$(.33)	$(.01)	$(.34)	$16.74	1.16%	$936.64%			(6)	.60%	(6)	3.99%	(6)
Year ended 8/31/2005		16.66	.67	.24	.91	(.67)	(.02)	(.69)	16.88	5.57	838.65				.62		4.02
Year ended 8/31/2004		16.20	.69	.46	1.15	(.69)	-	(.69)	16.66	7.22	622.70				.70		4.21
Year ended 8/31/2003		16.54	.69	(.34)	.35	(.69)	-	(.69)	16.20	2.12	553.68				.68		4.19
Year ended 8/31/2002		16.56	.70	.04	.74	(.70)	(.06)	(.76)	16.54	4.66	542.68				.68		4.34
Year ended 8/31/2001		16.00	.74	.63	1.37	(.76)	(.05)	(.81)	16.56	8.83	470.69				.69		4.62
Class B:
Six months ended 2/28/2006	(5)	16.88	.27	(.13)	.14	(.27)	(.01)	(.28)	16.74	.80	24		1.39	(6)	1.36	(6)	3.24	(6)
Year ended 8/31/2005		16.66	.55	.24	.79	(.55)	(.02)	(.57)	16.88	4.79	23		1.40		1.38		3.28
Year ended 8/31/2004		16.20	.57	.46	1.03	(.57)	-	(.57)	16.66	6.45	24		1.45		1.45		3.46
Year ended 8/31/2003		16.54	.57	(.34)	.23	(.57)	-	(.57)	16.20	1.36	21		1.43		1.43		3.32
Year ended 8/31/2002		16.56	.58	.04	.62	(.58)	(.06)	(.64)	16.54	3.88	14		1.42		1.42		3.53
Year ended 8/31/2001		16.00	.62	.63	1.25	(.64)	(.05)	(.69)	16.56	8.04	4		1.43		1.43		3.80
Class C:
Six months ended 2/28/2006	(5)	16.88	.26	(.13)	.13	(.26)	(.01)	(.27)	16.74	.77	87		1.45	(6)	1.41	(6)	3.18	(6)
Year ended 8/31/2005		16.66	.53	.24	.77	(.53)	(.02)	(.55)	16.88	4.67	78		1.52		1.49		3.14
Year ended 8/31/2004		16.20	.55	.46	1.01	(.55)	-	(.55)	16.66	6.30	49		1.58		1.58		3.31
Year ended 8/31/2003		16.54	.55	(.34)	.21	(.55)	-	(.55)	16.20	1.22	38		1.56		1.56		3.27
Year ended 8/31/2002		16.56	.56	.04	.60	(.56)	(.06)	(.62)	16.54	3.73	21		1.55		1.55		3.37
Period from 3/19/2001 to 8/31/2001		16.27	.25	.29	.54	(.25)	-	(.25)	16.56	3.34	3.73				.73		1.55
Class F:
Six months ended 2/28/2006	(5)	16.88	.32	(.13)	.19	(.32)	(.01)	(.33)	16.74	1.14	69.69			(6)	.66	(6)	3.90	(6)
Year ended 8/31/2005		16.66	.65	.24	.89	(.65)	(.02)	(.67)	16.88	5.44	42.77				.74		3.86
Year ended 8/31/2004		16.20	.67	.46	1.13	(.67)	-	(.67)	16.66	7.07	16.83				.83		4.04
Year ended 8/31/2003		16.54	.67	(.34)	.33	(.67)	-	(.67)	16.20	1.97	10.82				.82		4.03
Year ended 8/31/2002		16.56	.67	.04	.71	(.67)	(.06)	(.73)	16.54	4.47	7.83				.83		4.14
Period from 3/20/2001 to 8/31/2001		16.27	.29	.29	.58	(.29)	-	(.29)	16.56	3.65	1.42				.42		1.86
Class R-5:
Six months ended 2/28/2006	(5)	16.88	.34	(.13)	.21	(.34)	(.01)	(.35)	16.74	1.25	44.48			(6)	.44	(6)	4.16	(6)
Year ended 8/31/2005		16.66	.70	.24	.94	(.70)	(.02)	(.72)	16.88	5.74	36.48				.45		4.19
Year ended 8/31/2004		16.20	.72	.46	1.18	(.72)	-	(.72)	16.66	7.40	15.53				.53		4.38
Year ended 8/31/2003		16.54	.72	(.34)	.38	(.72)	-	(.72)	16.20	2.29	12.51				.51		4.37
Period from 7/15/2002 to 8/31/2002		16.39	.09	.15	.24	(.09)	-	(.09)	16.54	1.47	25.06				.06		.55

	Six months February 28,	Year ended August 31
	2006(5)	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	4%	11%	8%	16%	11%	27%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain waivers from CRMC.
During the periods shown, CRMC reduced fees for investment advisory services for all share classes.
(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005, through February 28, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2005	Ending account value 2/28/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,011.65	$2.99	.60%
Class A -- assumed 5% return	1,000.00	1,021.82	3.01	.60
Class B -- actual return	1,000.00	1,007.97	6.77	1.36
Class B -- assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class C -- actual return	1,000.00	1,007.66	7.02	1.41
Class C -- assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class F -- actual return	1,000.00	1,011.38	3.29	.66
Class F -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5 -- actual return	1,000.00	1,012.47	2.20	.44
Class R-5 -- assumed 5% return	1,000.00	1,022.61	2.21	.44

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Offices of the fund and
of the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Tax-Exempt Fund of California. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.76 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.81 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.06 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete February 28, 2006, portfolio of The Tax-Exempt Fund of California’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Tax-Exempt Fund of California files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Tax-Exempt Fund of California, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund.
If used as sales material after June 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[Logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
> The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds          Capital Research and Management          Capital International           Capital Guardian            Capital Bank and Trust

Lit. No. MFGESR-920-0406P

Litho in USA RCG/PNL/8096-S4910

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments
[Logo - American Funds®]

The Tax-Exempt Fund of California®
Investment portfolio

February 28, 2006
unaudited

Bonds & notes — 95.20%	Principal amount (000)	Market value (000)

CALIFORNIA — 91.18%
State issuers — 33.34%
CSUCI Fncg. Auth., Rev. Bonds (Rental Housing and Town Center), Series 2004-A, 2.50% 2044 (put 2007)	$1,250	$1,229
Econ. Recovery Bonds, Series 2004-A, 5.25% 2012	5,000	5,465
Econ. Recovery Bonds, Series 2004-A, 5.25% 2013	1,975	2,173
Econ. Recovery Bonds, Series 2004-A, 5.00% 2015	5,000	5,427
Econ. Recovery Bonds, Series 2004-A, 5.00% 2016	2,000	2,142
Econ. Recovery Bonds, Series 2004-B-4, 5.00% 2023 (put 2008)	1,000	1,035
Educational Facs. Auth., Current Interest Rev. Bonds (Pomona College), Series 2005-A, 5.00% 2045	5,000	5,249
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2021	1,255	1,289
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2036	5,000	5,039
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	2,500	2,601
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2029	1,810	1,865
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,400	1,488
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,039
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	4,000	4,105
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2035	2,470	2,493
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2020	2,650	2,785
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2031	2,000	2,056
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2035	2,000	2,051
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 1996, MBIA insured, 5.70% 2011	1,190	1,325
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2005, 5.00% 2015	1,000	1,099
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2005, 4.75% 2028	5,000	5,157
Educational Facs. Auth., Rev. Ref. Bonds (Stanford University), Series R, 5.00% 2021	1,000	1,065
G.O. Bonds, XLCA-ICR insured, 5.00% 2014	2,000	2,126
G.O. Bonds 5.00% 2013	2,000	2,147
G.O. Bonds 5.00% 2015	2,000	2,162
G.O. Bonds 5.25% 2015	2,000	2,169
G.O. Bonds 5.25% 2016	1,000	1,086
G.O. Bonds 5.00% 2017	200	209
G.O. Bonds 5.00% 2017 (preref. 2010)	800	852
G.O. Bonds 5.00% 2023	1,300	1,361
G.O. Ref. Bonds 5.00% 2016	7,000	7,586
Various Purpose G.O. Bonds 5.25% 2014	2,350	2,558
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019	5,020	5,477
Veterans G.O. Bonds, Series BG, 4.95% 2010	1,175	1,221
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,644
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, 5.00% 2011 (escrowed to maturity)	1,000	1,067
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, 5.00% 2012	1,500	1,611
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, AMBAC insured, 5.00% 2038 (preref. 2013)	10,000	10,779
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, AMBAC insured, 5.00% 2043 (preref. 2013)	2,500	2,695
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	7,000	7,766
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2005-A, AMBAC insured, 5.00% 2014	6,500	7,077
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2005-A, FGIC insured, 5.00% 2035	10,000	10,471
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	12,165	13,324
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.75% 2039	3,000	3,383
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2003-A, 5.00% 2017	1,000	1,042
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2006	565	568
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2006 (escrowed to maturity)	870	875
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2006 (escrowed to maturity)	65	65
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2007	175	178
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2007 (escrowed to maturity)	575	588
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2007 (escrowed to maturity)	250	254
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.25% 2008	665	689
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.25% 2008 (escrowed to maturity)	1,010	1,053
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.25% 2008 (escrowed to maturity)	75	78
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	3,000	3,161
Health Facs. Fncg. Auth., Rev. Bonds (Downey Community Hospital), Series 1993, 5.625% 2008	1,410	1,415
Health Facs. Fncg. Auth., Rev. Bonds (Downey Community Hospital), Series 1993, 5.75% 2015	1,000	1,000
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-B, 5.25% 2013	2,000	2,108
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services), Series 1998, AMBAC insured, 5.00% 2010	2,170	2,287
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services), Series 1998, AMBAC insured, 5.00% 2013	1,125	1,186
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Hospital and Clinics), Series 2003-A, 5.00% 2011	1,460	1,547
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Hospital and Clinics), Series 2003-A, 5.00% 2017	3,680	3,876
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2015	2,300	2,451
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2021	2,000	2,096
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	7,050	7,271
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1995-B-2, AMT, AMBAC insured, 5.70% 2007	175	177
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-B-3, Class III, AMT, MBIA insured, 5.10% 2012	160	161
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 1997-C-1, Class III, MBIA insured, 5.05% 2011	355	356
Infrastructure and Econ. Dev. Bank, Bay Area Toll Bridges Seismic Retrofit Rev. Bonds,
Series 2003-A, FSA insured, 5.25% 2014	1,500	1,651
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2012	1,000	1,088
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2014	2,200	2,379
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2015	2,000	2,160
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2016	5,000	5,384
Infrastructure and Econ. Dev. Bank, Infrastructure State Revolving Fund Rev. Bonds, Series 2004, 5.00% 2019	1,710	1,825
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (San Diego Gas and Electric Company), 1996 Series A, 5.90% 2014	2,075	2,370
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT, MBIA insured, 5.35% 2016	8,000	8,579
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project), BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	5,000	4,966
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2001-A, AMT, 5.125% 2031 (put 2014)	2,000	2,088
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002-B, AMT, 5.00% 2027	1,000	1,016
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 4.70% 2025 (put 2012)	3,000	3,063
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-C, AMT, 5.125% 2023	7,000	7,241
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project), Series 1998-B, 5.00% 2018 (put 2008)	1,200	1,225
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial County), Series 1991-A, 6.50% 2017	1,000	1,162
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II), Series 2003-C, 5.50% 2013	1,000	1,102
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II), Series 2003-C, 5.50% 2022	1,000	1,103
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville), Series 1993-D, FSA insured, 5.25% 2015	3,000	3,297
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2015	1,000	1,077
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2016	2,735	2,935
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2017	1,000	1,070
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2021	2,000	2,118
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.25% 2013	1,000	1,086
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.50% 2016	2,000	2,225
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2004-F, 5.00% 2016	2,500	2,689
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2004-F, 5.00% 2020	1,500	1,591
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2005-D, 5.00% 2025	1,000	1,055
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2017	1,470	1,579
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	7,475	7,937
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville), Series 2004-E, XLCA insured, 5.00% 2015	2,500	2,699
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.25% 2013	1,000	1,108
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Health Services, Richmond Laboratory Project), Series 2005-K, 5.00% 2018	3,000	3,207
Rural Home Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program), Series 1996-A, AMT, 7.75% 2027[1]	20	20
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	5,300	5,393
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-3, 5.10% 2025 (put 2010)	6,000	6,197
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-4, 5.25% 2025 (put 2013)	1,500	1,550
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.50% 2020	1,555	1,721
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.50% 2020 (preref. 2010)	3,790	4,286
Statewide Communities Dev. Auth., Certs. of Part. (Citrus Valley Health Partners, Inc.), MBIA insured, 5.50% 2011	1,000	1,092
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	6,375	6,533
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2016	2,500	2,651
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2017	1,000	1,056
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2020	2,000	2,095
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of the Monterey Peninsula), Series 2003-B, FSA insured, 5.25% 2018	2,500	2,699
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of the Monterey Peninsula), Series 2003-B, FSA insured, 5.25% 2023	500	536
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2014	2,000	2,239
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2016	2,000	2,250
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2023	3,000	3,335
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center), Series 1992, 6.50% 2012	4,990	5,397
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging), Series 2003, 5.00% 2011	1,000	1,057
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging), Series 2003, 5.25% 2023	2,000	2,125
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Ashton Apartments), Issue 1999-C, 5.20% 2029 (put 2009)	1,000	1,037
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Parkview Terrace Club Apartments), Issue 1999-B, 5.20% 2029 (put 2009)	3,100	3,214
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029 (put 2009)	1,440	1,493
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.00% 2039	1,100	1,108
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-G, 5.25% 2012	2,400	2,562
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-G, 5.00% 2022	3,000	3,114
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	5,400	5,662
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2014	4,090	4,364
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	4,495	4,747
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	4,000	3,889
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2005-A, RADIAN insured, 5.00% 2016	2,660	2,815
Statewide Communities Dev. Auth., Rev. Ref. Bonds (John Muir/Mt. Diablo Health System),
Series 2005-A, MBIA insured, 5.00% 2015	2,500	2,723
Statewide Communities Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 2.90% 2011 (put 2007)	2,000	1,976
Trustees of the State University, Systemwide Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	3,000	3,237
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2013	4,000	4,530
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.875% 2016 (preref. 2012)	1,000	1,135
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	2,500	2,821
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015	2,000	2,221
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,115
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, MBIA insured, 5.50% 2011	1,000	1,095
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, XLCA insured, 5.375% 2017 (preref. 2012)	3,000	3,324
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017	1,665	1,824
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017 (preref. 2011)	335	370
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series X, FGIC insured, 5.50% 2016	3,100	3,537
		386,650

City and county issuers — 57.84%
Alameda County Joint Powers Auth., Lease Rev. Bonds (Juvenile Justice Fac.), Series 2004-D, XLCA insured, 5.125% 2012	2,500	2,705
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project),
Series 1997-A, FSA insured, 6.00% 2024	1,500	1,833
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Series 1997-C, FSA insured, 0% 2022	2,000	971
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.70% 2010	1,260	1,321
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008	1,000	1,032
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev. Ref. Bonds (United Dominion/2000 Post Apartments), Series 2000-B, 6.25% 2030 (put 2008)	2,000	2,092
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Association), Series 2001-A, 5.50% 2009	7,100	7,476
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Association), Series 2001-A, 6.125% 2020	3,500	3,809
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.25% 2007	435	444
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017	1,500	1,518
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.85% 2027	1,000	1,008
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027	4,170	4,254
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017	3,705	3,793
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.00% 2009	4,600	4,716
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2013	1,000	1,026
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2018	2,215	2,259
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,908
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	4,000	4,330
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-D, 5.125% 2015	4,000	4,282
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series A, 5.375% 2017 (preref. 2012)	1,000	1,103
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series A, 5.00% 2022 (preref. 2012)	1,500	1,622
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series B, 5.00% 2022	3,000	3,225
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2016	1,000	1,087
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2019	1,500	1,620
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2025	1,000	1,040
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds, Series 2002, 5.75% 2029	2,115	2,196
Calleguas — Las Virgenes Public Fncg. Auth., Rev. Ref. Bonds (Calleguas Municipal Water Dist. Project), Series 2003-B, MBIA insured, 5.25% 2020	1,565	1,709
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC insured, 5.00% 2016	2,120	2,311
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC insured, 5.00% 2023	2,000	2,133
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement Bonds, Series 2005-A, 5.00% 2022	1,000	1,008
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement Bonds, Series 2005-A, 5.20% 2035	2,720	2,735
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.625% 2023	815	880
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.70% 2030	3,750	4,058
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2030	1,000	991
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.05% 2035	1,380	1,363
Central Valley Fncg. Auth., Cogeneration Project Rev. Bonds (Carson Ice-Gen Project), Series 1993, 6.00% 2009	75	76
Central Valley School Districts Fncg. Auth., Rev. Bonds (School Dist. G.O. Bond Ref. Program),
Series 1998-A, MBIA insured, 6.25% 2011	1,000	1,125
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	1,000	1,094
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds,
Series 2002-A, FSA insured, 5.25% 2016	75	82
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds,
Series 2002-A, FSA insured, 5.25% 2016 (preref. 2012)	1,545	1,704
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special Tax Bonds, 6.95% 2030	2,000	2,212
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-B, AMT, 5.00% 2027	3,750	3,893
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	3,000	3,067
City of Commerce Community Dev. Commission, Tax Allocation Ref. Bonds (Redev. Project No. 1),
Series 1997-B, 5.50% 2008	1,000	1,025
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2012	750	788
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2013	1,000	1,052
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2014	500	527
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2025	5,500	5,657
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Bonds, Series 2001, 5.25% 2016	7,000	7,543
Eastern Municipal Water Dist. (Riverside County), Water and Sewer Rev. Certs. of Part.,
Series 2006-A, MBIA insured, 5.00% 2016	1,500	1,647
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	995	1,051
Elsinore Valley Municipal Water Dist. (Riverside County), Ref. Certs. of Part., Series 2002, FGIC insured, 5.375% 2015	2,125	2,387
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 6.20% 2011	1,475	1,574
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	1,000	1,088
City of Folsom, Community Facs. Dist. No. 14, Special Tax Bonds (Parkway Phase II), Series 2002, 6.30% 2032	4,000	4,300
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,105	1,217
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030 (preref. 2009)	5,250	5,803
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	4,000	4,236
Foothill-De Anza Community College Dist. (Santa Clara County), Election of 1999 G.O. Bonds,
Series B, 5.25% 2017 (preref. 2013)	3,085	3,411
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Series 1995-A, 6.00% 2016 (preref. 2010)	1,000	1,097
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax Bonds, Series 2002, 6.10% 2022	1,000	1,070
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax Bonds, Series 2002, 6.20% 2032	2,500	2,658
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2017	2,785	3,018
Fullerton School Dist. (Orange County), 2002 Election G.O. Bonds, Series A, FGIC insured, 5.375% 2017	2,340	2,553
Community Facs. Dist. No. 2001-1, Fullerton School Dist., 2001 Special Tax Bonds, 6.375% 2031	3,000	3,261
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los Angeles County), Series 2005, FGIC insured, 5.00% 2017	1,000	1,099
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los Angeles County), Series 2005, FGIC insured, 5.25% 2018	4,435	5,008
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los Angeles County), Series 2005, FGIC insured, 5.25% 2019	2,000	2,266
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 1998, MBIA insured, 5.00% 2018	2,000	2,090
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Hermosa Beach, Marineland Mobile Home Park), Series 2004-A, 6.375% 2039	3,935	4,318
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.10% 2016	1,730	1,766
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022	2,500	2,583
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.70% 2026	2,750	2,842
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Three, 5.55% 2026	1,995	2,060
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Three, 5.00% 2025	1,130	1,139
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2018	1,000	1,018
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2019	1,050	1,066
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2022	1,185	1,202
Community Facs. Dist. No. 12, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds, Series 2005-A, 5.15% 2035	1,630	1,628
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	4,500	4,959
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds, Series 2004-A, 5.95% 2034	2,500	2,652
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1), Series 2005-A, 5.10% 2022	1,000	1,028
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1), Series 2005-A, 5.25% 2030	1,195	1,220
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1), Series 2005-A, 5.25% 2035	1,225	1,232
City of Lake Elsinore, Community Facs. Dist. No. 2005-2 (Alberhill Ranch), Special Tax Bonds (Improvement Area A), Series 2005-A, 5.45% 2036	3,000	3,054
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds,
Series 2002, 6.375% 2032	4,500	4,838
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Ref. Bonds, Series 2003, MBIA insured, 5.25% 2018	1,935	2,163
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,780	1,888
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	4,700	4,740
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project), Series 2003-A, 6.125% 2033	4,000	4,329
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project), Series 2004, 6.00% 2034	2,750	2,949
Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project),
Series 2005-A, RADIAN insured, 5.00% 2015	3,365	3,567
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2016	2,950	3,103
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	5,960	6,186
City of Long Beach, Fncg. Auth. Rev. Bonds, Series 1992, AMBAC insured, 6.00% 2017	750	869
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.50% 2009	4,000	4,226
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.75% 2013	2,500	2,702
City of Long Beach, Harbor Rev. Bonds, Series 2002-B, AMT, MBIA insured, 5.00% 2010	1,030	1,085
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2011	2,800	2,969
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2014	5,930	6,350
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2015	1,000	1,067
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2015	1,000	1,074
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
Series 2001, AMBAC insured, 5.50% 2016	4,380	4,809
Los Altos School Dist. (County of Santa Clara), Election of 1998 G.O. Bonds, Series B, 5.00% 2015	1,000	1,068
City of Los Angeles Harbor Dept., Rev. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)	1,615	2,006
City of Los Angeles Harbor Dept., Rev. Bonds, Series 1996-B, AMT, 6.00% 2013	5,980	6,100
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-C-1, AMT, MBIA insured, 5.00% 2017	5,710	6,118
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-B, AMT, MBIA insured, 5.00% 2021	2,010	2,186
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project), Series 1997-E, AMT, 6.125% 2027	2,005	2,068
City of Los Angeles, State Building Auth., Lease Rev. Bonds (Dept. of General Services Lease), Series 1999-A, 5.40% 2015	1,000	1,056
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-A, Subseries A-1, 5.25% 2015	7,500	8,047
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2001-A, 5.125% 2032	1,000	1,037
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2015	1,000	1,095
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2022	1,450	1,551
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2023	1,595	1,701
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2024	3,250	3,456
County of Los Angeles, Certs. of Part. (1993 Disney Parking Project), AMBAC insured, 0% 2014	3,000	2,138
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election, Series A, 5.50% 2016 (preref. 2011)	4,500	4,944
County of Los Angeles, Metropolitan Transportation Auth., Proposition A First Tier, Sales Tax Rev. Ref. Bonds, Series 2001-B, FSA insured, 5.25% 2017	3,530	3,823
County of Los Angeles, Public Works Fncg. Auth., Gap Loan Receivable Notes,
Series 2005-B, BNP Paribas letter of credit, 4.00% 2006	2,000	2,011
Los Angeles County Public Works Fncg. Auth., Lease Rev. Bonds (Calabasas Landfill Project),
Series 2005, AMBAC insured, 5.00% 2022	3,440	3,622
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Bonds (Dist. No. 14 Rev. Bonds), Series 2005-B, FGIC insured, 5.00% 2020	3,740	4,040
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2016	1,000	1,101
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2017	1,000	1,100
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds,
Series 2006-F, FGIC insured, 5.00% 2017	3,000	3,288
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2002, MBIA insured, 5.75% 2015	1,000	1,157
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2004-A-2, FGIC insured, 5.00% 2016	1,000	1,085
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 1997-A, 5.00% 2026 (preref. 2008)	1,055	1,097
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 1997-A, 5.00% 2026 (preref. 2008)	910	946
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2001-A, 5.375% 2013	4,000	4,377
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2003-A, 5.00% 2014	1,000	1,093
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2003-A, 5.25% 2015	3,075	3,346
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2004-B, 5.00% 2015	6,500	7,075
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B, 5.25% 2016 (preref. 2011)	3,530	3,849
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B, 5.25% 2018 (preref. 2011)	2,000	2,181
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2013	2,000	2,181
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2015	1,300	1,428
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2005-A, 5.00% 2018	1,000	1,084
Milpitas Redev. Agcy., Project Area 1 Tax Allocation Bonds, Series 2003, MBIA insured, 5.00% 2014	3,000	3,247
City of Murrieta, Community Facs. Dist. No. 2003-3 (Creekside Village),
2005 Special Tax Bonds (Improvement Area No. 1), 5.10% 2026	1,355	1,364
City of Murrieta, Community Facs. Dist. No. 2003-3 (Creekside Village),
2005 Special Tax Bonds (Improvement Area No. 1), 5.20% 2035	1,810	1,815
Natomas Unified School Dist., Certs. of Part. (Ref. and 2005 Capital Projects),
Series 2005-B, AMBAC insured, 5.00% 2035 (put 2010)	1,500	1,576
Northern California Power Agcy., Special Rev. Ref. Bonds (Geothermal Project No. 3),
Series 1993-A, 5.60% 2006 (escrowed to maturity)	1,000	1,008
Northern California Power Agcy., Special Rev. Ref. Bonds (Geothermal Project No. 3),
Series 1993-A, 5.65% 2007 (escrowed to maturity)	1,025	1,057
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds,
Series 2005, 5.55% 2036	5,000	5,106
Oak Park Unified School Dist. (Ventura County), Election of 1977 G.O. Bonds,
Series 2000, FSA insured, 0% 2015	2,300	1,593
Oakland Joint Powers Fncg. Auth., Rev. Bonds (City of Oakland G.O. Bond Program), Series 2005, AMBAC insured, 5.00% 2016	2,135	2,330
Port of Oakland, Rev. Bonds, Series 2000-K, AMT, FGIC insured, 5.25% 2007	2,000	2,056
Port of Oakland, Rev. Bonds, Series 2000-K, AMT, FGIC insured, 5.75% 2014	1,500	1,604
Port of Oakland, Rev. Bonds, Series 2002-M, FGIC insured, 5.25% 2015	1,100	1,203
Community Facs. Dist. No. 1999-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 1999-A, 6.70% 2029 (preref. 2009)	1,000	1,127
Community Facs. Dist. No. 2000-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2000-A, 6.20% 2023 (preref. 2008)	1,780	1,898
Community Facs. Dist. No. 2000-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2000-A, 6.25% 2030 (preref. 2008)	1,800	1,922
Community Facs. Dist. No. 2001-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2002-A, 6.00% 2032 (preref. 2010)	2,400	2,679
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.125% 2018	1,180	1,208
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	1,500	1,538
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.60% 2028	1,000	1,040
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.625% 2034	1,750	1,808
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.15% 2029	1,000	1,009
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	4,950	4,981
County of Orange, Irvine Coast Assessment Dist. No. 88-1, Limited Obligation Improvement Bonds,
Series 1998-A, 5.25% 2009	670	682
County of Orange, Local Transportation Auth., Measure M Sales Tax Rev. Ref. Bonds (Limited Tax Bonds), Series 2001-A, AMBAC insured, 5.00% 2011	2,000	2,142
County of Orange, Local Transportation Auth., First Bonds, MBIA insured, 6.00% 2009	1,500	1,611
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
Limited Obligation Improvement Bonds (Group 1), 5.00% 2028	1,000	998
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
Limited Obligation Improvement Bonds (Group 1), 5.10% 2033	1,115	1,112
County of Orange, Recovery Certs. of Part., Series 1996-A, MBIA insured, 6.00% 2008	1,500	1,589
Orange County Water Dist., Rev. Certs. of Part., Series 1999-A, 5.25% 2022	1,960	2,078
City of Oxnard, Assessment Dist. No. 97-1-R (Pacific Commerce Center), Limited Obligation Ref. Bonds, 5.70% 2006	1,005	1,016
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2035	3,000	3,011
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	2,275	2,413
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2015	2,390	2,539
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2016	1,475	1,570
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.00% 2019	675	686
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.10% 2021	620	632
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.15% 2022	915	936
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.25% 2024	1,015	1,034
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.35% 2030	1,740	1,774
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.40% 2035	1,755	1,792
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.50% 2008	1,000	1,054
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.50% 2009	1,320	1,413
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.50% 2010	1,715	1,838
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.75% 2015	2,050	2,211
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds, Series 2005, FSA insured, 5.25% 2020	2,000	2,272
Regents of the University of California, General Rev. Bonds, Series 2005-F, FSA insured, 5.00% 2015	1,500	1,630
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.20% 2035	2,000	2,014
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.), Series 2005, 5.70% 2024	3,110	3,202
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.), Series 2005, 5.85% 2035	5,000	5,157
City of Riverside, Electric Rev. Bonds, Issue 2001, FSA insured, 5.25% 2015 (preref. 2011)	1,000	1,097
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	2,400	2,407
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.10% 2035	4,610	4,617
Riverside County Public Fncg. Auth., Certs. of Part. (Air Force Village West, Inc.), 5.40% 2009	950	983
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds (Improvement Area No. 2), Series 2005-A, 5.25% 2030	1,000	1,018
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds, Series 2005, 5.00% 2020	805	811
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds, Series 2005, 5.00% 2021	855	862
City of Roseville, Electric System Rev. Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2017	2,000	2,159
City of Roseville, Electric System Rev. Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2020	3,000	3,210
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.00% 2011	955	1,031
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.30% 2025	1,680	1,826
City of Roseville, North Roseville Community Facs. Dist. No. 1, Special Tax Bonds, Series 1998, 5.20% 2007	575	588
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,119
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.70% 2025 (preref. 2009)	2,750	3,095
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects), Series A, AMBAC insured, 5.50% 2015 (preref. 2011)	2,000	2,192
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects), Series A, AMBAC insured, 5.50% 2016 (preref. 2011)	5,435	5,958
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects), Series 2002-A, FSA insured, 5.25% 2016	470	515
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects),
Series 2002-A, FSA insured, 5.25% 2016 (preref. 2012)	1,530	1,682
Sacramento City Fncg. Auth., Rev. Ref. Bonds (Solid Waste, Redev. and Master Lease Program Facs.), Series 2005, FGIC insured, 5.00% 2016	3,000	3,275
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2003-C, 6.00% 2033	1,000	1,073
City of Sacramento, North Natomas Drainage Community Facs. Dist. No. 97-1, Special Tax Bonds, Series 2005, 5.00% 2019	1,180	1,205
City of Sacramento, North Natomas Drainage Community Facs. Dist. No. 97-1, Special Tax Bonds, Series 2005, 5.00% 2022	1,160	1,176
City of Sacramento, North Natomas Drainage Community Facs. Dist. No. 97-1, Special Tax Bonds, Series 2005, 5.00% 2029	1,185	1,179
City of Sacramento, North Natomas Regency Park Community Facs. Dist. No. 2001-03, Special Tax Bonds, 6.00% 2028	1,755	1,864
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,900
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2002-Q, FSA insured, 5.25% 2017	1,000	1,087
Sacramento Power Auth., Cogeneration Rev. Ref. Bonds, Series 2005, AMBAC insured, 5.25% 2015	2,365	2,630
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2015	1,115	1,186
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2016	1,170	1,243
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.00% 2012	880	915
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.10% 2013	665	692
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	517
County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program), Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)	1,500	2,218
Tobacco Securitization Auth. of Northern California (Sacramento County), Tobacco Settlement Asset-backed Bonds, Series 2001-B, 5.00% 2028 (preref. 2011)	4,715	5,040
San Bernardino County, Alta Loma School Dist., 1999 Election G.O. Bonds, Series A, FGIC insured, 0% 2021	2,500	1,275
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)	1,000	1,037
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2017	1,395	1,487
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2020	1,730	1,833
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	5,000	5,431
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.), AMBAC insured, 5.00% 2015	1,090	1,188
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.), AMBAC insured, 5.00% 2016	1,130	1,226
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.), AMBAC insured, 5.00% 2018	1,450	1,557
County of San Diego, Poway Unified School Dist., Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1998, MBIA insured, 5.00% 2010	1,000	1,051
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 5.90% 2007	1,425	1,468
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 5.90% 2008	995	1,035
County of San Diego, San Diego Community College Dist., G.O. Bonds (Election of 2002), Series 2005, FSA insured, 5.00% 2020	5,000	5,387
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2017	1,645	1,721
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2018	1,715	1,789
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2019	1,230	1,273
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2021	1,005	1,035
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2022	2,065	2,124
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2034	4,000	4,046
San Diego County, Escondido Union School Dist., Election of 2002 G.O. Bonds, Series A, FSA insured, 5.25% 2017	2,015	2,189
San Diego Unified School Dist., 2003 G.O. Bonds, Current Interest Bonds (Election of 1998), Series E, FSA insured, 5.25% 2015	1,000	1,102
Sweetwater Auth., San Diego County, Water Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2016	2,825	3,072
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027	6,025	6,147
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Issue 26-A, AMT, AMBAC insured, 5.00% 2019	1,000	1,024
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Bonds, Issue 26-A, AMT, FGIC insured, 5.00% 2010	1,915	2,010
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Bonds, Issue 26-A, AMT, FGIC insured, 5.00% 2011	2,030	2,143
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 28-A, AMT, MBIA insured, 5.50% 2014	1,000	1,083
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 28-A, AMT, MBIA insured, 5.50% 2015	1,500	1,616
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC insured, 5.00% 2015	4,500	4,932
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC insured, 5.00% 2019	2,195	2,368
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2011 (escrowed to maturity)	1,500	1,259
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2014 (escrowed to maturity)	4,000	2,943
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2019 (escrowed to maturity)	4,150	2,403
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2023 (escrowed to maturity)	5,900	2,802
City of San Jose, Airport Rev. Bonds, Series 2004-C, AMT, MBIA insured, 5.00% 2011	1,000	1,056
City of San Jose, Airport Rev. Ref. Bonds, Series 2002-B, AMT, FSA insured, 5.00% 2010	4,015	4,213
City of San Jose, G.O. Bonds (Libraries and Parks Project), Series 2001, 5.00% 2019	2,295	2,444
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2017	1,120	1,201
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2020	1,000	1,072
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village), Series 1997-A, AMT, 5.30% 2012	565	575
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village), Series 1997-A, AMT, 5.65% 2022	1,490	1,540
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2004-A, MBIA insured, 4.54% 2018	3,000	3,099
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2005-B, AMBAC insured, 5.00% 2014	2,500	2,728
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.50% 2010	2,485	2,598
San Mateo County, Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program),
Series 1993-A, MBIA insured, 5.125% 2018	2,700	2,984
San Mateo County Transit Dist., Limited Tax Bonds, Series 1997-A, MBIA insured, 5.50% 2017	2,500	2,880
Santa Ana Fncg. Auth., Police Administration and Holding Fac. Lease Rev. Bonds, Series 1994-A, MBIA insured, 6.25% 2019	1,000	1,213
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Fac. Replacement Project),
Series 1994-A, AMBAC insured, 7.75% 2009	2,200	2,523
Santa Cruz County, Cabrillo Community College Dist., Election of 1998 G.O. Bonds, Series B, FGIC insured, 0% 2016	1,500	977
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 2003, 5.375% 2018	1,005	1,050
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 2003, 6.00% 2030	1,170	1,242
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2015	3,000	3,355
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2017	1,175	1,318
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2018	2,175	2,456
Community Facs. Dist. No. 2005-1, Saugus Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	1,135	1,157
Community Facs. Dist. No. 2005-1, Saugus Union School Dist., Special Tax Bonds, Series 2006, 5.30% 2036	1,000	1,016
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds (Community Correctional Fac. Acquisition Project), Series 1997-A, 5.95% 2011	1,700	1,747
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds, Series 1999-A, FSA insured, 5.375% 2011	1,600	1,712
South Tahoe Joint Powers Fncg. Auth., Bond Anticipation Notes (South Tahoe Redev. Project Area No. 1), Series 2003-B, 5.125% 2009	1,000	1,008
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027	5,500	5,601
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2016	1,500	1,618
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2017	2,655	2,860
Talega-Capistrano Unified School Dist., Community Facs. Dist. No. 90-2, Special Tax Bonds, Series 2003, 6.00% 2033	1,200	1,272
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds, Series 2003, 5.80% 2026	1,165	1,223
Community Facs. Dist. No. 88-12, Temecula (Ynez Corridor), Special Tax Ref. Bonds, Series 1998-A, 5.25% 2008	745	767
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 6.00% 2022	2,600	2,850
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 5.50% 2031	1,000	1,054
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 2000, 6.375% 2035 (preref. 2008)	3,000	3,260
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2018	1,000	1,075
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2010	1,210	1,254
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2013	1,100	1,134
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2018	2,750	2,821
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.125% 2023	1,000	1,028
City of West Sacramento, Limited Obligation Ref. Improvement Bonds, Reassessment Dist. of 1998, 5.20% 2008	495	510
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.75% 2011	1,510	1,564
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.85% 2013	1,685	1,750
Westlands Water Dist., Rev. Certs. of Part., Series 2002-A, MBIA insured, 5.25% 2016	1,270	1,398
City of Whittier, Health Fac. Rev. Bonds (Presbyterian Intercommunity Hospital), Series 2002, 5.75% 2031	5,000	5,329
Community Facs. Dist. No. 2002-1, William S. Hart Union High School Dist., Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,057
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	845	861
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.30% 2036	1,500	1,524
Yorba Linda Public Fncg. Auth., Rev. Bonds (Black Gold Golf Course Project), Series 2000, 7.50% 2030 (preref. 2008)	5,500	6,062
		670,710

PUERTO RICO — 3.25%
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2009 (escrowed to maturity)	2,000	2,144
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	4,375	4,603
Electric Power Auth., Rev. Ref. Bonds, Series KK, 5.00% 2010	1,000	1,049
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)	1,500	1,583
Infrastructure Fncg. Auth., Special Obligation Bonds, Series 2000-A, 5.50% 2032	2,500	2,712
Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1993-A, AMT, 6.30% 2023	1,000	836
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2010	2,835	3,030
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series J, 5.00% 2028 (put 2012)	4,000	4,205
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026	1,830	2,206
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	170	213
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	5,000	5,438
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	1,000	1,081
Public Improvement Ref. G.O. Bonds, Series 1998-B, MBIA insured, 5.75% 2009	4,575	4,911
Public Improvement Ref. G.O. Bonds, Series 2004-A, 5.00% 2030 (put 2012)	3,500	3,679
		37,690

VIRGIN ISLANDS — 0.77%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	500	521
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	1,000	1,041
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.30% 2011	2,000	2,081
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-C, 5.50% 2008	1,000	1,044
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-D, 6.00% 2006	1,000	1,015
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-E, 5.75% 2013	1,595	1,685
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.00% 2013	1,450	1,545
		8,932

Total bonds & notes (cost: $1,067,494,000)		1,103,982

Short-term securities — 3.88%

Alameda-Contra Costa Schools Fncg. Auth., Demand Certs. of Part. (Capital Improvement Fncg. Projects), Series 2005-M, 3.18% 2030[1]	2,700	2,700
Econ. Recovery Bonds, Series 2004-C-10, 3.17% 2023[1]	1,990	1,990
G.O. Bonds, Series 2004-A-1, 2.95% 2034[1]	2,875	2,875
G.O. Bonds, Series 2004-B-1, 2.95% 2034[1,2]	1,500	1,500
G.O. Bonds, Series 2005-A-2, 3.15% 2040[1,2]	2,500	2,500
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Series 2004-A, 2.90% 2029[1]	1,000	1,000
City of Los Angeles, 2005 Tax and Rev. Anticipation Notes, 4.00% 6/30/2006[1]	1,950	1,956
City of Los Angeles, Certs. of Part. (Loyola High School of Los Angeles), Series 2005-A, 3.17% 2035[1]	2,000	2,000
Dept. of Water and Power of the City of Los Angeles, California Power System Rev. Bonds,
Series 2001-B, Subseries B-3, 2.96% 2034[1,2]	3,655	3,655
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Company), Series 1997-B, AMT, 3.02% 2026[1]	1,600	1,600
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Company), Series 1996-C, 2.97% 2026[1]	7,100	7,100
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Company), Series 1996-E, 2.97% 2026[1,2]	500	500
Pollution Control Fncg. Auth., Resource Recovery Rev. Bonds (Atlantic Richfield Co. Project),
Series 1994-A, AMT, 3.03% 2024[1]	1,990	1,990
Santa Clara County, El Camino Hospital Dist. Hospital Facs. Auth., Lease Rev. Bonds (1985 Valley Medical Center Project), Series B, 3.05% 2015[1]	1,860	1,860
Statewide Communities Dev. Auth., Solid Waste Facs. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 1994, AMT, 3.20% 2024[1,2]	4,150	4,150
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-B-1, 2.97% 2022[1]	1,200	1,200
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-C-4, 3.18% 2022[1]	1,940	1,940
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-C-5, 3.18% 2022[1,2]	310	310
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-F-2, 2.97% 2020[1]	1,700	1,700
Dept. of Water Resources, Power Supply Rev. Demand Bonds, Series 2002-B-2, 3.03% 2022[1]	2,400	2,400

Total short-term securities (cost: $44,929,000)		44,926

Total investment securities (cost: $1,112,423,000)		1,148,908
Other assets less liabilities		10,705

Net assets		$1,159,613

1 Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
2 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

MFGEFP-920-0406-S4543

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating and Governance Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating and Governance Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating and Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: May 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: May 8, 2006

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and PFO

Date: May 8, 2006